CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                       CONSECO CONVERTIBLE SECURITIES FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                                 CONSECO 20 FUND



                    Supplement Dated January 18, 2000 to the
                          Prospectus for Class Y Shares
                 dated March 12, 1999, AS REVISED APRIL 28, 1999



The following Schedule of Dividend Payments replaces the existing Schedule of Dividend Payments located on page 29 of the Conseco Fund Group, Class Y prospectus dated March 12, 1999, AS REVISED APRIL 28, 1999.



SCHEDULE OF DIVIDEND PAYMENTS

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FUND                                             DECLARED AND PAID
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Conseco Fixed Income Fund                        Monthly
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Conseco High Yield Fund                          Monthly
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Conseco Convertible Securities Fund              Monthly
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Conseco Balanced Fund                            Quarterly
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Conseco Equity Fund                              Annually
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Conseco 20 Fund                                  Annually
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